INCOME TAXES - (Disclosure of detailed information about effective income tax expense (recovery)) (Details) - CAD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss for the period		$ (2,764,939)	$ (7,615,864)
Combined federal and provincial statutory income tax rates	27.00%	27.00%	27.00%
Expected income tax (recovery)		$ (747,000)	$ (2,056,000)
Change in statutory rates and other		(37,000)	(61,000)
Permanent differences		244,000	1,439,000
Adjustment to prior years provision versus statutory tax returns		34,000	(18,000)
Change in unrecognized deductible temporary differences		491,000	696,000
Total income tax recovery		(15,000)	0
Current income tax expense	$ 0	16,000	0
Deferred tax (recovery)	$ 0	$ (31,000)	$ 0